Document and Entity Information	6 Months Ended
Jun. 30, 2018 shares
Document and Entity Information [Abstract]
Entity Registrant Name	TOTAL S.A.
Entity Central Index Key	0000879764
Document Type	6-K
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	2,665,877,332
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	H1